Offerings - Offering: 4	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.03 par value per share
Amount Registered | shares	65,673	[1],[2]
Proposed Maximum Offering Price per Unit	16.46	[3]
Maximum Aggregate Offering Price	$ 1,080,977.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 149.28
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s common stock, $0.03 par value per share, the number of shares of common stock registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents shares of common stock that became available for issuance under the Registrant’s Amended and Restated 2021 Inducement Plan (the “Inducement Plan”) as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the Inducement Plan.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market.
4.The Registrant does not have any fee offsets.

[1]	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s common stock, $0.03 par value per share, the number of shares of common stock registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
[2]	Represents shares of common stock that became available for issuance under the Registrant’s Amended and Restated 2021 Inducement Plan (the “Inducement Plan”) as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the Inducement Plan.
[3]	Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of a share of the Registrant’s common stock on March 30, 2026 as reported on the Nasdaq Global Select Market.